Label	Element	Value
Oakmark Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Oakmark Bond Fund
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 27, 2027
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current expenses.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses were those reflected in the table, inclusive of any fee waivers and/or expense reimbursements.

Although your actual returns and expenses may be higher or lower, based on these assumptions your expenses would be:

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Harris Associates Investment Trust

Oakmark Bond Fund (the “Fund”)

Supplement dated October 1, 2025 to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) each dated January 28, 2025, and as each may be amended and restated.

This supplement describes important changes affecting the Fund. If you have any questions regarding these changes, please call 1-800-OAKMARK (625-6275).

Reduction of the Fund’s Contractual Expense Limitation Agreement: Effective October 1, 2025, the Fund’s contractual expense limitation arrangement will be reduced, as described below. As a result, effective on such date:

Oakmark Bond Fund | Investor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.24%	[1]
Other expenses	oef_Component2OtherExpensesOverAssets	0.21%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.45%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	258
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	456
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,028
Oakmark Bond Fund | R6 Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.18%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.57%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 698
Oakmark Bond Fund | Advisor Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.27%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	193
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	350
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 805
Oakmark Bond Fund | Institutional Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Shareholder Service Plan fees	oef_Component1OtherExpensesOverAssets	0.00%
Other expenses	oef_Component2OtherExpensesOverAssets	0.28%	[2]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.22%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.45%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 814

[1]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[2]	“Other expenses” have been restated to reflect current expenses.
[3]	Harris Associates L.P. (the "Adviser") has contractually undertaken to waive and/or reimburse certain fees and expenses of Investor Class, Advisor Class, Institutional Class, and R6 Class so that the total annual operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs, but including fees paid to the Adviser) ("annual operating expenses") of each class are limited to 0.74%, 0.48%, 0.45% and 0.41% of average net assets, respectively. Each of these undertakings lasts until January 27, 2027 and may only be modified by mutual agreement of the parties that, with respect to the Trust, includes a majority vote of the "non-interested" Trustees of the Trust. The Fund has agreed that each of Investor Class, Advisor Class, Institutional Class, and R6 Class will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.74%, 0.48%, 0.45% and 0.41% of the class's average net assets, respectively, or to exceed any lower limit in effect at the time of recoupment. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.